BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing) - Bridge Financing (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 24, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 09, 2022
Debt Instrument [Line Items]
Fair value adjustment to convertible notes payable					$ (1,250,000)	$ (1,250,000)	$ (378,333)
Interest paid						393,611
Interest expense		$ 0	$ 0	$ 187,000	$ 334,000
Bridge Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 5,000,000.0							$ 5,000,000
Debt instrument, aggregate purchase price	$ 3,800,000
Debt instrument, par, discount percentage (as a percent)	25.00%
Debt instrument, interest rate, stated percentage (as a percent)	15.00%
Long-term debt, fair value	$ 100,618					5,000,000.0
Fair value adjustment to convertible notes payable						1,250,000
Debt issuance costs						$ 275,000
Bridge Notes, First Closing, March 25, 2021
Debt Instrument [Line Items]
Debt instrument, face amount	2,000,000.0
Debt instrument, aggregate purchase price	2,000,000
Proceeds from convertible debt	1,500,000
Payments of debt issuance costs	90,000
Bridge Notes, Second Purchase, April 2021
Debt Instrument [Line Items]
Debt instrument, face amount	1,700,000
Debt instrument, aggregate purchase price	1,700,000
Proceeds from convertible debt	1,250,000
Bridge Notes, Third Purchase, May 2021
Debt Instrument [Line Items]
Debt instrument, face amount	1,300,000
Debt instrument, aggregate purchase price	1,300,000
Proceeds from convertible debt	1,000,000
Payments of debt issuance costs	$ 185,000
Convertible notes payable
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued						100,618
Interest paid						$ 393,611
Interest expense						$ 393,611